Income Taxes - Summary of Tax Loss Carryforwards Expiration (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 237,993
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	74,033
U.S. | Expires 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Without expiration dates
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	74,033
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	163,960
Foreign | Expires 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17
Foreign | Expires 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,250
Foreign | Expires 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,256
Foreign | Expires 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	575
Foreign | Expires thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,816
Foreign | Without expiration dates
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 123,046